Long-term bank loans - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (482,102,433)	$ (448,770,014)
Total long-term bank loans	589,017,919	$ 686,064,696
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
2021	482,102,433
2022	244,614,175
2023	258,854,542
2024	42,330,150
2025 and thereafter	$ 43,219,052